Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments
Prepaid expenses	$ 2,404	$ 2,560
Input tax from business tax	5,589	1,889
Prepayments to suppliers	2,164	137
Prepayments	10,157	4,586
Other current assets
Temporary payments for commodity tax	10,839	10,148
Others	1,111	208
Other current assets	$ 11,950	$ 10,356